DIRECT COMMERCIAL PROPERTY EXPENSE (Tables)	12 Months Ended
Dec. 31, 2021
Direct operating expense from investment property [abstract]
Disclosure of detailed information about direct commercial property expense
The components of direct commercial property expense are as follows:

(US$ Millions) Years ended Dec. 31,	2021	2020	2019
Property maintenance	$713	$679	$749
Real estate taxes	580	610	619
Employee compensation and benefits	155	158	170
Depreciation and amortization	39	39	42
Lease expense(1)	11	16	16
Other(2)	433	473	413
Total direct commercial property expense	$1,931	$1,975	$2,009
(1)Represents the operating expenses relating to variable lease payments not included in the measurement of the lease liability.
(2)For the twelve months ended December 31, 2021, the partnership recorded a $49 million (2020 - $99 million, 2019 - $31 million) loss allowance in commercial property operating expenses.